Audit Information	12 Months Ended
Jun. 30, 2024
Auditor [Table]
Auditor Name	Marcum LLP
Auditor Firm ID	688
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated financial positions of Critical Metals Corp. (the “Company”) as of June 30, 2024 and 2023, the related consolidated statements of comprehensive income, changes in equity and cash flows for each of the two years in the period ended , and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended June 30, 2024, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.